PLANT AND EQUIPMENT, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Buildings and Improvements Gross Collateral To Bank Loan	35,570	6,882
Depreciation	12,803	16,235	11,531